Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2013 Promote Plan [member]	Sep. 30, 2014 Promote Plan [member]	Sep. 30, 2013 Promote Plan [member]	Dec. 31, 2013 Promote Plan [member]	Dec. 31, 2012 Promote Plan [member]	Dec. 31, 2011 Promote Plan [member]	Sep. 30, 2014 Promote Plan [member] Sponsor less than 50 percent ownership [member]	Dec. 31, 2013 Promote Plan [member] Sponsor less than 50 percent ownership [member]	Sep. 30, 2014 Promote Plan [member] Immediate [member]	Dec. 31, 2013 Promote Plan [member] Immediate [member]	Sep. 30, 2014 Promote Plan [member] 1 year [member]	Dec. 31, 2013 Promote Plan [member] 1 year [member]	Dec. 31, 2012 Promote Plan [member] Vested [Member]	Dec. 31, 2013 Promote Plan [member] Tier I	Sep. 30, 2014 2013 Omnibus Incentive Plan [member]	Dec. 31, 2013 2013 Omnibus Incentive Plan [member]	Dec. 11, 2013 2013 Omnibus Incentive Plan [member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] Restricted stock units (RSUs) [member]	Dec. 31, 2013 2013 Omnibus Incentive Plan [member] Restricted stock units (RSUs) [member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] Restricted stock units (RSUs) [member] Minimum [member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] Restricted stock units (RSUs) [member] Maximum [member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] Stock options [member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] Performance Shares [Member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] Relative shareholder return [member]	Sep. 30, 2014 2013 Omnibus Incentive Plan [member] EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 25	$ 5	$ 313	$ 50	$ 19		$ 25	$ 5	$ 313	$ 50	$ 19		$ 0							$ 60	$ 1
Description of right to share in equity value						Tier I liability award provided the participants the right to share in 2.75 percent of the equity value of Hilton up to $8.352 billion (or $230 million) based on the achievement of certain service and performance conditions.
Accelerated compensation cost							7		306										52
Vesting rights												the date that The Blackstone Group L.P. and its affiliates ("Blackstone" or "our Sponsor") cease to own 50 percent or more of the shares of the Company	20 percent of each award will vest on the date that our Sponsor and its affiliates cease to own 50 percent or more of the shares of the Company, contingent upon continued employment through that date.		40 percent of each award vested on December 11, 2013, the pricing date of our IPO		40 percent of each award will vest on December 11, 2014, the first anniversary of the pricing date of our IPO, contingent upon continued employment through that date											zero to 200 percent payout
Weighted average grant-date fair value									$ 20.00														$ 21.53	$ 20.00					$ 23.56	$ 21.53
Liabilities paid									65	95								6
Unrecognized compensation costs related to unvested awards									95				72				23			122
Liability, current and noncurrent									4	18
Liability, current										13
Shares of common stock reserved for future issuance																				72,595,341	79,980,500	80,000,000
Shares granted during the period			19,500																				7,066,153	19,500				1,078,908
Unrecognized compensation costs, related to unvested awards, other than options							72					68				4					1
Unrecognized compensation costs related to unvested awards, weighted-average period																				2 years 0 months 0 days
Vesting period																									2 years	3 years	3 years	3 years
Options granted during the period																											1,003,591
Options, grants in period, weighted-average exercise price																											$ 21.53
Options, exercisable, number																											0
Expiration period																											10 years
Options, grants in period, weighted-average grant-date fair value																											$ 7.58
Vesting rights, percentage												20.00%		40.00%		40.00%													50.00%	50.00%
Method of measuring cost of award																														target amount of 100 percent
Nonvested awards									11,195,791																			1,060,464
Weighted-average remaining contractual terms																												2 years 3 months 18 days
Accelerated vesting							remaining 60 percent of each participant's award
Cash-based LTI plan termination compensation expense reduction	$ 25